Segment information - Non current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Geographical areas
Non-current Assets	€ 848,069	€ 753,541
USA
Geographical areas
Non-current Assets	209,508	144,820
United Kingdom
Geographical areas
Non-current Assets	196,543	202,980
Italy
Geographical areas
Non-current Assets	188,858	189,351
France
Geographical areas
Non-current Assets	129,178	93,812
Germany
Geographical areas
Non-current Assets	105,283	101,926
Switzerland
Geographical areas
Non-current Assets	14,089	13,879
Austria
Geographical areas
Non-current Assets	2,697	2,853
Canada
Geographical areas
Non-current Assets	€ 1,913	1,935
Netherlands
Geographical areas
Non-current Assets		€ 1,986